Credit Facilities - Schedule of Outstanding Balances of Long-Term Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Less: current maturities	$ (2,860)
Non-current maturities	$ 2,857,102
Industrial Bank Co., Ltd. Ningbo Branch [Member]
Debt Instrument [Line Items]
Term	From October, 2025 to October, 2028
Interest rate	3.46%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen
Date of paid off
Long-term bank borrowings	$ 2,859,962